November 11, 2008

VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

RE:	Separate Account II of Integrity Life Insurance Company
Registration Nos. 033-51268 and 811-07134
PINNACLE III and PINNACLE V Prospectuses and Statements of Additional Information

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant’s Post-Effective Amendment number 31 to its Registration Statement number 033-51268 on Form N-4, which was filed electronically on November 7, 2008.

Sincerely,

/s/ Rhonda S. Malone

Rhonda S. Malone
Associate Counsel – Securities
Western & Southern Financial Group, Inc.